Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2020
Presentation of leases for lessee [abstract]
Summary of Lease Obligations
	2020	2019
	$	$
Total discounted lease obligations	830	1,277
Less: current portion of lease obligations	(405)	(489)
Non-current of lease obligations	425	788

Schedule of the Lease Payments	Details of the lease payments are as follows:
	2020	2019
	$	$
Within 1 year	448	577
Between 1 and 5 years	455	940
Total undiscounted lease obligations	903	1,516